Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information
Schedule Of Cash Flow Supplemental Disclosures Table Text Block
(In thousands)	2016	2015	2014

Income taxes paid	$3,763	$7,152	$54,520
Interest paid	212,353	193,503	696,631
Non-cash activities:
Loans transferred to other real estate	$117,334	$136,368	$154,358
Loans transferred to other property	28,614	36,106	38,958
Total loans transferred to foreclosed assets	145,948	172,474	193,316
Financed sales of other real estate assets	15,452	24,104	26,869
Financed sales of other foreclosed assets	17,351	22,745	23,762
Total financed sales of foreclosed assets	32,803	46,849	50,631
Transfers from loans held-in-portfolio to loans held-for-sale	7,249	65,063	2,161,669
Transfers from loans held-for-sale to loans held-in-portfolio	5,947	17,065	41,293
Transfers from trading securities to available-for-sale securities	-	63,645	-
Loans securitized into investment securities[1]	775,612	1,088,121	899,604
Trades receivables from brokers and counterparties	46,630	78,759	66,949
Trades payable to brokers and counterparties	102	6,150	2,000
Recognition of mortgage servicing rights on securitizations or asset transfers	10,884	13,460	12,583
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

Net Cash Disbursement BPNA Sale [Table Text Block]
(In thousands)	December 31, 2014
Loans held-for-sale	$1,739,101
Premises and equipment, net	16,223
Other assets	16,853
Deposits	(2,009,816)
Other liabilities	(6,611)
Net liabilities sold	$(244,250)